CONCENTRATION OF RISK (Concentration of Credit Risk, Accounts Receivable) (Details) - Concentration of Credit Risk [Member] - Accounts Receivable [Member]	Dec. 31, 2020	Dec. 31, 2019
Top three customers [Member]
Concentration Risk [Line Items]
Percentage of concentration risk from accounts receivable	87.00%	50.00%
Single customer [Member]
Concentration Risk [Line Items]
Percentage of concentration risk from accounts receivable	57.00%	22.00%